Background and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2020
Disclosure of background and significant accounting policies [abstract]
BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Background

Alterity Therapeutics Limited and its controlled subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Limited (referred to collectively as "Alterity" or the "Company"), is a development stage enterprise engaged in the research and development of therapeutic drugs designed to treat the underlying cause of degeneration of the brain focusing on Alzheimer's disease, Huntington disease, Parkinson's disease and other neurological disorders. Alterity Therapeutics Limited, the parent entity, was incorporated on November 11, 1997 in Melbourne, Australia and the UK and U.S. subsidiaries were incorporated in August 2004.

Financial Reporting Framework

The financial report of Alterity Therapeutics Limited for the year ended June 30, 2020 was authorized for issue on September 15, 2020.

Alterity Therapeutics Limited is a for-profit entity for the purpose of preparing the financial statements.

The consolidated financial statements of the Company comply with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (IASB).

These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial liabilities at fair value through profit or losses.

Accounting policies are selected and applied in a manner which ensures that the resulting financial information satisfies the concepts of relevance and reliability, thereby ensuring that the substance of the underlying transactions or other events is reported.

The accounting policies set out below have been applied in preparing the financial statements for the year ended June 30, 2020 and the comparative information presented in these financial statements for the years ended June 30, 2019 and 2018.

Critical accounting estimates, judgments and assumptions

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Share-based Payments

The value attributed to share options and remuneration shares issued is an estimate calculated using an appropriate mathematical formula based on an option pricing model. The choice of models and the resultant option value require assumptions to be made in relation to the likelihood and timing of the conversion of the options to shares and the value and volatility of the price of the underlying shares.

R&D Tax Incentives

The Australian Government replaced the research and development tax concession with the research and development tax incentive from July 1, 2011. The provisions provide refundable or non-refundable tax offsets. The research and development tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A 43.5% for FY2020 (43.5% for FY2019 & 43.5% for FY2018) refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. As per the prior period, and under the same sets of facts, the Group have applied to the Australian Taxation Office (ATO) for a determination regarding its eligibility to receive the R&D Tax Incentive as a refundable cash offset. While a formal determination has not yet been made with respect to the application, the Group has been advised by the ATO that it is their preliminary view that the Group may not receive the tax incentive as a refundable cash offset under the applicable regulations. The Group is considering its options, including appealing an unfavorable decision if received, nevertheless the Group has not recognized a receivable and other income of $3,363,433 relating to eligible expenditure for the year ended June 30, 2020.

On December 5, 2019, the Treasury Laws Amendment (R&D Tax Incentive Bill 2019) was introduced into Parliament. The draft bill contains proposed amendments to the R&D tax incentive regulations. Under the proposed amendments, the refundable tax offset rate for companies with an aggregated turnover of less than $20 million would become 41% and the maximum refund would be capped at $4m (exclusive of expenditure incurred relating to clinical trial activities). As of June 30, 2020, the bill remains under review by the Senate Committee.

Management does not consider the rate reduction or the refund cap to be substantially enacted as of June 30, 2020 due to the continued legislative debate in Parliament.

Going Concern Basis

The Group is a development stage medical biotechnology company and as such expects to be utilizing cash until its research activities have become marketable. The Group has incurred recurring losses since inception including a loss of $13,456,800 (2019: $12,337,830) and an operating cash outflow of $9,431,122 (2019: $13,954,818). The Group expects to continue incurring losses into the foreseeable future and will need to raise additional capital to continue the development of its planned research and development programs, and as a result, there is substantial doubt about the entity's ability to continue as a going concern for one year from the date of the issuance of its consolidated financial statements for the year ended June 30, 2020. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of its liabilities in the normal course of business.

The continuing viability of the Group is dependent on its ability to raise additional capital to finance the continuation of its planned research and development programs, maintaining implemented cost containment and deferment strategies, and successfully commercializing its initiatives. The directors intend to raise new equity funding within the next six months to enable progression of the Group's planned research and development programs, however there is uncertainty associated with our ability to execute raisings at the time and amount needed to meet the Group's requirements.

The inability to obtain funding, as and when needed, would have a negative impact on the Group's financial condition and ability to pursue its business strategies. If the Group is unable to obtain the required funding to run its operations and to develop and commercialize its product candidates, the Group could be forced to delay, reduce or eliminate some or all of its research and development programs, which could adversely affect its business prospects.

Management and the directors believe the Group will be successful in the above matters and accordingly have prepared the financial report on a going concern basis, notwithstanding there is a material uncertainty that may cast significant doubt on our ability to continue as a going concern and that the Group may be unable to realize its assets and liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group's ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board ("PCAOB") standards.

Use of Estimates

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group's significant accounting estimates. The Group's future assessments of the impact of COVID-19 could result in material impacts to the Group's consolidated financial statements in future periods.

However, COVID-19 has had limited effect thus far on the Group's operation. Development activities have continued with minimal disruption. Slowdown in collaborative research activities do not have a material impact on the Group's operations.

Development Stage – Risks and Uncertainties

As a development stage enterprise, the Company's prospects are subject to the risks, expenses and uncertainties frequently encountered by companies which have not yet commercialized any applications of their technology, particularly in new and evolving markets. Alterity's operating results may fluctuate significantly in the future as a result of a variety of factors, including capital expenditure and other costs relating to establishing, maintaining and expanding the operations, the number and mix of potential customers, potential pricing of future products by the Company and its competitors, new technology introduced by the Company and its competitors, delays or expense in obtaining necessary equipment, economic and social conditions in the biotechnology industry and general economic conditions.

The Company cannot be certain that it will be able to raise any required funding or capital, on favorable terms or at all, or that it will be able to establish corporate collaborations on acceptable terms, if at all. If the Company is unable to obtain such additional funding or capital, it may be required to reduce the scope of its development plans.

The Company's experience in exploiting its technology is limited and it cannot be certain that its operations will be profitable in the short-term, or at all. If the Company fails in its efforts to establish or expand its business, the results of operations, financial condition and liquidity of the Company could be materially adversely affected. The Company cannot be certain that it will be able to sell and deliver its technology or to obtain or retain any permits required in the market in which it operates. Any of these factors could result in the reduction or cessation of the Company's operations.

Significant Accounting Policies

Accounting policies are selected and applied in a manner which ensures that the resulting financial information satisfies the concepts of relevance and reliability, thereby ensuring that the substance of the underlying transactions or other events is reported.

The following significant accounting policies have been adopted in the preparation and presentation of the financial report.

(a)	Principles of Consolidation

The consolidated financial statements are prepared by combining the financial statements of all the entities that comprise the Company, being Alterity Therapeutics Limited and its subsidiaries as defined in Accounting Standard IFRS10: Consolidated Financial Statements. Consistent accounting policies are employed in the preparation and presentation of the consolidated financial statements.

Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, generally accompanying a shareholder of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

In preparing the consolidated financial statements, all inter-company balances and transactions, and unrealized profits/losses arising within the Company are eliminated in full. Investments in subsidiaries are accounted for at cost in the individual financial statements of Alterity Therapeutics Limited.

(b)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer of Alterity Therapeutics Limited. For the current and previous reporting periods, the Group operated in one segment, being research into Parkinsonian and other neurodegenerative disorders.

(c)	Income Tax

Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date. Current tax for current and prior periods is recognized as a liability (or asset) to the extent that it is unpaid (or refundable).

Deferred tax

Deferred tax is accounted for using the liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax base of those items.

In principle, deferred tax assets and liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that sufficient taxable amounts will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilized. However, deferred tax assets and liabilities are not recognized if the temporary differences giving rise to them arise from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither taxable income nor accounting profit or loss.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with these investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realized or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset when the entity has a legally enforceable right to offset and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Current and deferred tax for the period

Current and deferred tax is recognized as an expense or income in the Statement of Profit or Loss and Other Comprehensive Income, except when it relates to items credited or debited directly to equity, in which case the deferred tax is also recognized directly in equity, or where it arises from the initial accounting for a business combination, in which case it is taken into account in the determination of goodwill.

The Company has significant unused tax losses and as such a significant deferred tax asset; however, the deferred tax asset has not been recognized, as it is not probable that future taxable profit will be available against which the unused losses and unused tax credits can be utilized, given the nature of the Company's business (research and development) and its history of losses.

(d)	Property and Equipment

Property and equipment is measured at historical cost less accumulated depreciation and impairment and consists of laboratory equipment, computer equipment, furniture and fittings and leasehold improvements attributable to the Company's premises at Melbourne, Victoria, Australia and San Francisco, USA.

Historical cost includes expenditure that is directly attributable to the acquisition of the item.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the income statement during the reporting period in which they are incurred.

Depreciation

Depreciation is provided on property and equipment. Depreciation is calculated on a straight-line method to allocate their cost, net of their residual values, over their estimated useful lives.

The following estimated useful lives, ranging from 3 to 20 years are used in the calculation of depreciation:

Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%

Leasehold improvements are depreciated over the shorter of the lease term and useful life.

The depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at each annual reporting period.

(e)	Leases

The accounting policies for the Group's lease recognition are explained in note 13.

(f)	Investments and other financial assets

Classification

From July 1, 2018, the Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortized cost.

The classification depends on the entity's business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated statement of profit or loss.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group's management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group's right to receive payments is established.

Impairment

From July 1, 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 10(b) for further details.

Prior Period Accounting Policy

For fiscal year 2018, loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the reporting date which are classified as non-current assets. Loans and receivables are included in trade and other receivables in the balance sheet. Trade receivables, loans, and other receivables are recorded at amortized cost less impairment.

(g)	Impairment of Assets

At each reporting date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have been impaired. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any).

Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized in the consolidated statement of profit or loss and other comprehensive income immediately.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is reversed to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized in the consolidated statement of profit or loss and other comprehensive income immediately.

No impairment charges were incurred during the three years ended June 30, 2020, 2019 and 2018.

(h)	Intangible Assets - Research and Development

Expenditure during the research phase of a project is recognized as an expense when incurred. Where no internally generated intangible assets can be recognized, development expenditure is recognized as an expense in the period as incurred. Development costs are capitalized if and only if, all of the following are demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

Internally-generated intangible assets (capitalized development costs) are stated at cost less accumulated amortization and impairment, and are amortized on a straight-line basis over their useful lives over a maximum of five years.

As of June 30, 2020, 2019 and 2018, Alterity had no capitalized research and development costs.

(i)	Foreign Currency Transactions and Balances

Functional and Presentation Currency

Items included in the financial statements of each of the Company's entities are measured using Australian dollars, which is the currency of the primary economic environment in which the Company operates (the functional currency). The consolidated financial statements are presented in Australian dollars ($), which is Alterity Therapeutics Limited's functional and presentation currency.

Foreign currency transactions

All foreign currency transactions during the financial year are brought to account using the exchange rate in effect at the date of the transaction. Foreign currency monetary items at each reporting date are translated at the exchange rate existing at each reporting date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined.

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned or likely to occur, which form part of the net investment in a foreign operation, are recognized in the foreign currency translation reserve and recognized in profit or loss on disposal of the net investment.

Group companies

The results and financial position of all the Company's entities that have a functional currency difference from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet, and
●	income and expenses for each income statement are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
●	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, the assets and liabilities of the Company's overseas operations are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period unless exchange rates fluctuate significantly. Exchange differences arising, if any, are recognized in the foreign currency translation reserve, and recognized in profit or loss on disposal of the foreign operations..

(j)	Employee Benefits

Short-term obligations

Short-term employee benefits are benefits (other than termination benefits) that are expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, including wages, and salaries. Short-term employee benefits are measured at the (undiscounted) amounts expected to be paid when the obligation is settled. The Company's obligations for short-term employee benefits such as wages and salaries are recognized as a part of current trade and other payables in the statement of financial position.

The Company's obligations for annual leave are presented as part of provisions in the Statement of Financial Position. The obligations are presented as current liabilities in the Statement of Financial Position if the Company does not have an unconditional right to defer settlement for at least twelve months after the reporting period regardless of when the actual settlement is expected to occur.

Other long-term obligations

The liability for long service leave is not expected to be settled wholly within twelve months after the end of the period in which the employees render the related service. The liability is therefore recognized in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of government bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Re-measurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(k)	Provisions

Provisions are recognized when the Company has a present obligation, the future sacrifice of economic benefits is probable, and the amount of the provision can be measured reliably.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that recovery will be received and the amount of the receivable can be measured reliably.

(l)	Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

(m)	Other income from ordinary activities

Other income is recognized to the extent that it is probable that the economic benefits will flow to the entity and the interest can be reliably measured. Other income is made up of interest income which is recognized on a time proportion basis using the effective interest method.

(n)	Grants

Grants are recognized when there is reasonable assurance that the grant will be received and all grant conditions will be complied with.

When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is expected to compensate.

(o)	Goods and Services Tax ("GST")

Revenues, expenses and assets are recognized net of the amount of GST, except where the amount of GST incurred is not recoverable from the taxation authority. In these circumstances the GST is recognized as part of the cost of acquisition of the asset or as part of an item of expense.

Receivables and payables in the Balance Sheet are shown inclusive of GST. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the Cash Flow Statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

(p)	Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Company prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(q)	Share-Based Payments

Equity-settled share-based payments granted after November 7, 2002 that were unvested as of January 1, 2005 are measured at fair value. The measurement date is determined for share-based payments issued to directors, employees and consultants as follows:

Directors

The issuance of share-based payments to directors is subject to approval by shareholders as per ASX Listing Rule 10.11. The measurement date for share-based payments issued to directors is the grant date, being the date at which the share-based payments are approved by shareholders.

Employees

The issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Company's shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.

Consultants

The issuance of share-based payments to consultants may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Company's shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to consultants who provide services considered to be similar to employees is deemed to be the date at which a shared understanding of the terms and conditions of the arrangement is reached. The measurement date for share-based payments issued to consultants who provide services considered to be differentiated from those provided by employees is deemed to be the date at which the entity obtains the goods or the counterparty renders the service. If a service period applies and the work is continually provided over the service period, and if the share price of the Company does not change significantly during the service period, then the average share price, volatility and risk-free rate over the service period are used in calculating the value of the share-based payments issued. However, if the underlying share price of the Company does change significantly during the service period, then the value of share-based payments are calculated at each individual date that goods and services are provided, using the actual valuation inputs at that date. Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued.

Equity-based compensation benefits are provided to directors, employees and consultants under the 2004 ASX Plan (the "2004 ASX Plan") and the 2018 American Depository Share (ADS) Option Plan (the "2018 ADS Plan"). Information relating to this plan is set out in Note 16

The fair value of options granted under these plans is recognized as an expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the recipients become unconditionally entitled to the options.

The fair value at grant date is independently determined using a Black-Scholes (for options without market condition) and Barrier Pricing (for options with market conditions) model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option. The expected life used in the model has been adjusted, based on management's best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company's estimate of shares that will eventually vest.

(r)	Loss Per Share

Basic loss per share is determined by dividing the net loss after income tax expense by the weighted average number of ordinary shares outstanding during the financial period. For all periods presented, diluted loss per share is equivalent to basic loss per share as the potentially dilutive securities are excluded from the computation of diluted loss per share because the effect is anti-dilutive.

(s)	Share Capital

Ordinary share capital is recognized as the fair value of the consideration received by the Company. Any transaction costs arising on the issue of ordinary shares are recognized directly in equity as a reduction of the share proceeds received.

(t)	Trade and Other Receivables

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method less provision for impairment.

(u)	Comparative Figures

Comparative figures, are, where appropriate, reclassified to be comparable with figures presented in the current financial year.

(v)	New Accounting Standards And Interpretations

The Group has adopted IFRS 16 using the modified retrospective approach with an effective date of July 1, 2019, but has not restated comparatives, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on July 1, 2019.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as 'operating leases' under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of July 1, 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on July 1, 2019 was 5.20%.

The associated right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of June 30, 2020. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

●	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics

●	reliance on previous assessments on whether leases are onerous

●	the accounting for operating leases with a remaining lease term of less than 12 months as of July 1, 2019 as short-term leases, and

●	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an arrangement contains a Lease.

Measurement of Lease Liabilities

$
Operating lease commitments disclosed as of June 30, 2019	111,811

Discounted using the lessee's incremental borrowing rate of at the date of initial application	108,028
Less short-term lease not recognized as a liability (1)	(13,290)
Lease liability recognized as of July 1, 2019	94,738

Of which are:
Current lease liability	77,665
Non-current lease liability	17,073
94,738

Right of use of asset increased by	88,477
Lease liability increased by	94,738
The net impact on retained earnings on July 1, 2019 was a decrease of	(6,261)

(1)	The practical expedient guidelines permit operating leases with a remaining lease term of less than 12 months as of July 1, 2019 as short-term leases.

On impact of adoption, the right-of-use assets of $88,477 are classified under right-of-use assets in the consolidated statement of financial position. The corresponding current lease liability of $77,665 and the non-current lease liability of $17,073.